Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000275829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Class Shares (NAV)
Average Annual Return, Percent	1.60%
C000023382 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares (NAV)
Average Annual Return, Percent		10.05%	9.38%	11.81%
C000125378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares (NAV)
Average Annual Return, Percent		10.09%	9.44%	11.87%
C000023379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		3.47%	7.83%	10.87%
C000076404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		2.00%	8.51%	15.88%
C000125379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		8.54%	10.19%	17.02%
C000076407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		8.48%	10.07%	16.86%
C000115039 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares (NAV)
Average Annual Return, Percent		14.57%	8.93%	9.46%
C000115036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent		7.70%	7.38%	8.55%
Without Sales Load [Member] | C000023381 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		8.96%	8.29%	10.86%
Without Sales Load [Member] | C000023379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		9.78%	9.11%	11.53%
Without Sales Load [Member] | C000076404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		8.22%	9.80%	16.56%
Without Sales Load [Member] | C000076405 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		7.42%	8.98%	15.87%
Without Sales Load [Member] | C000115037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		13.45%	7.85%	8.54%
Without Sales Load [Member] | C000115036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		14.27%	8.66%	9.19%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	(1.41%)	19.56%	12.86%	15.08%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		18.94%	12.12%	14.82%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		20.41%	11.19%	12.73%
Lipper Equity Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Equity Income Funds Classification Average
Average Annual Return, Percent	2.95%	20.18%	9.85%	10.59%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		8.03%	11.88%	17.46%
Lipper Large Cap Growth Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Large‑Cap Growth Funds Classification Average
Average Annual Return, Percent		9.81%	9.39%	15.49%
Lipper Global Equity Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Global Equity Income Funds Classification Average
Average Annual Return, Percent		23.26%	10.12%	9.25%